First American Treasury Obligations Fund | Class Z
This information supplements the Fund’s Class Z Shares Prospectus dated October 30, 2017. Please retain this supplement for future reference.

Information regarding fees and expenses with respect to Treasury Obligations Fund, which is set forth in the Prospectus under the heading “Fund Summaries – Fees and Expenses” on page 16, is replaced by the following:

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	First American Treasury Obligations Fund Class Z
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	First American Treasury Obligations Fund Class Z
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.24%
Less Fee Waivers	(0.06%)	[1]
Net Expenses	0.18%	[1]
[1]	The advisor has contractually agreed to waive fees and reimburse other fund expenses through March 14, 2019, so that total annual fund operating expenses, after waivers, do not exceed 0.18%. These fee waivers and expense reimbursements may be terminated at any time after March 14, 2019, at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.

Example:

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
First American Treasury Obligations Fund | Class Z | USD ($)	18	71	129	300